Employees - Schedule of Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs comprised:
Directors’ salaries (including bonus)	$ 1,969	$ 929	$ 554
Employees’ wages, salaries and bonus	1,120	1,777	2,014
Social security costs	140	136	135
Recruitment fees	20	24	197
Share based payment (credit) / charge	2,338	1,730	(1,410)
Employees, total	5,587	4,596	1,490
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	2	3	3
Corporate and administration	6	6	6
Total	$ 8	$ 9	$ 9